Pioneer Municipal High
Income Trust

Schedule of Investments | January 31, 2021

Ticker Symbol: MHI

Schedule of Investments | 1/31/21 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 136.5%
	COLLATERALIZED MORTGAGE OBLIGATION - 0.3% of Net Assets
992,742	Texas Department of Housing & Community Affairs, 2.3%, 7/1/37 (FNMA HUD SECT 8 Insured)	$1,028,372
	TOTAL COLLATERALIZED MORTGAGE OBLIGATION
	(Cost $992,742)	$1,028,372
	MUNICIPAL BONDS - 136.2% of Net Assets(a)
	Arizona - 2.4%
4,000,000(b)	City of Phoenix, 5.0%, 7/1/27	$4,953,221
2,230,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.4%, 10/1/36	2,325,746
24,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	24,359
	Total Arizona	$7,303,326
	California - 6.0%
1,000,000	California County Tobacco Securitization Agency, 5.0%, 6/1/49	$1,253,750
10,000,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	2,330,474
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	3,166,443
1,450,000	California Enterprise Development Authority, Sunpower Corp., 8.5%, 4/1/31	1,465,643
530,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A, 5.75%, 7/1/30	548,264
1,590,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	1,778,579
1,400,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,415,232
2,000,000(b)(d)	Los Angeles Community College District, Series G, 4.0%, 8/1/39	2,266,979
1,605,000	Los Angeles County Metropolitan Transportation Authority, Series A, 5.0%, 7/1/30	2,056,826
1,500,000(b)	State of California, 3.0%, 10/1/33	1,715,144
	Total California	$17,997,334
	Colorado - 2.2%
2,180,000	Board of Water Commissioners City & County of Denver, 4.0%, 9/15/42	$2,511,796
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.0%, 9/1/43	1,798,827
1,665,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 6/1/39 (144A)	2,438,342
	Total Colorado	$6,748,965
	Connecticut - 3.0%
3,465,000	Mohegan Tribal Finance Authority, 7.0%, 2/1/45 (144A)	$3,511,142
5,000,000(b)	State of Connecticut, Series E, 4.0%, 9/1/30	5,473,880
	Total Connecticut	$8,985,022
	District of Columbia - 3.6%
2,380,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.5%, 5/15/33	$2,619,476
6,000,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	6,255,060
10,000,000(c)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,090,600
	Total District of Columbia	$10,965,136
	Florida - 3.7%
5,000,000	County of Miami-Dade, Water & Sewer System Revenue, Series A, 4.0%, 10/1/44	$5,783,984
5,000,000	Florida’s Turnpike Enterprise, Department of Transportation, Series A, 4.0%, 7/1/34	5,398,473
	Total Florida	$11,182,457
	Georgia - 5.8%
7,010,000	Brookhaven Development Authority, 4.0%, 7/1/49	$8,262,303
2,333,423	Clayton County Development Authority, Delta Air Lines, Series A, 8.75%, 6/1/29	2,345,837
2,500,000	County of Fulton GA Water & Sewerage Revenue, 2.25%, 1/1/42	2,580,984
4,000,000	Private Colleges & Universities Authority, Emory University, Series A, 5.0%, 10/1/43	4,441,866
	Total Georgia	$17,630,990
	Idaho - 1.7%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$5,036,474
	Total Idaho	$5,036,474
	Illinois - 9.1%
1,116,010(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.0%, 11/15/52	$1,117,062
704,519(c)	Illinois Finance Authority, Clare Oaks Project, Series B-1, 11/15/52	57,720
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	3,212,196
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.5%, 5/15/54	3,673,507
1,610,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	1,726,610
13,785,000	Metropolitan Pier & Exposition Authority, McCormick Place, 5.65%, 6/15/22 (NATL-RE Insured)	14,517,362
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.0%, 6/15/52 (ST APPROP Insured)	1,047,821
1,485,000(f)	Metropolitan Pier & Exposition Authority, McCormick Place, Series B, 5.65%, 6/15/22 (NATL-RE Insured)	1,596,262
695,000	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	660,264
	Total Illinois	$27,608,804
	Indiana - 1.5%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$2,035,598
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,522,837
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,059,503
	Total Indiana	$4,617,938
Principal Amount USD ($)		Value
	Louisiana - 0.8%
2,260,000(d)	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, 6.375%, 7/1/41	$2,317,907
	Total Louisiana	$2,317,907
	Maine - 2.6%
1,400,000	City of Portland ME General Airport Revenue, 4.0%, 1/1/40	$1,617,778
1,500,000(d)	Maine Health & Higher Educational Facilities Authority, Maine General Medical Center, 7.5%, 7/1/32	1,526,252
4,480,000	Maine Turnpike Authority, Series A, 5.0%, 7/1/42	4,730,148
	Total Maine	$7,874,178
	Maryland - 0.9%
1,350,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$1,443,607
1,250,000	Washington Suburban Sanitary Commission, 3.0%, 6/1/47 (CNTY GTD Insured)	1,364,631
	Total Maryland	$2,808,238
	Massachusetts - 15.3%
2,000,000(b)	City of Boston, Series A, 5.0%, 3/1/39	$2,572,764
4,000,000(b)	Commonwealth of Massachusetts, 3.0%, 3/1/49	4,369,906
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,277,838
1,550,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/36	2,323,756
5,000,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	7,759,333
1,000,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	1,111,955
5,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series S-1, 4.0%, 7/1/41	5,633,495
7,100,000	Massachusetts Development Finance Agency, WGBH Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	11,617,189
70,000	Massachusetts Educational Financing Authority, Series I, 6.0%, 1/1/28	70,377
3,100,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/32	4,626,503
	Total Massachusetts	$46,363,116
	Michigan - 1.3%
1,000,000	David Ellis Academy, 5.25%, 6/1/45	$1,011,055
2,640,000	Michigan State University, Series A, 5.0%, 8/15/41	2,903,793
	Total Michigan	$3,914,848
	Minnesota - 4.9%
1,840,000	Bloomington Port Authority, Radisson Blu Mall of America, 9.0%, 12/1/35	$1,840,211
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.0%, 7/1/47	1,013,704
1,000,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.0%, 11/15/48	1,162,876
2,300,000	City of Rochester, Mayo Clinic, Series B, 5.0%, 11/15/35	3,494,218
6,000,000(b)	State of Minnesota, Series B, 4.0%, 8/1/27	7,172,699
	Total Minnesota	$14,683,708
	Montana - 0.0%†
1,600,000(g)	Two Rivers Authority, Inc., 7.375%, 11/1/27	$ 122,560
	Total Montana	$ 122,560
	New Hampshire - 0.7%
1,000,000	New Hampshire Health & Education Facilities Authority Act, 5.0%, 8/1/59	$1,621,250
375,000	New Hampshire Health & Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	389,182
	Total New Hampshire	$2,010,432
	New Jersey - 2.2%
1,000,000	New Jersey Economic Development Authority, Charter Marion P Thomas, 5.375%, 10/1/50 (144A)	$1,040,419
3,000,000	New Jersey Economic Development Authority, Continental Airlines, 5.25%, 9/15/29	3,150,960
2,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	2,413,514
	Total New Jersey	$6,604,893
	New Mexico - 1.3%
955,000	County of Otero, Otero County Jail Project, 9.0%, 4/1/23	$ 943,072
2,960,000(e)	County of Otero, Otero County Jail Project, 9.0%, 4/1/28	2,923,000
	Total New Mexico	$3,866,072
	New York - 17.4%
3,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/45	$3,441,715
2,000,000	Metropolitan Transportation Authority, 4.0%, 11/15/48	2,288,825
2,500,000	Metropolitan Transportation Authority, 5.0%, 11/15/33	3,196,742
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/55	2,466,252
2,500,000	New York State Dormitory Authority, 3.0%, 3/15/41	2,710,874
4,865,000	New York State Dormitory Authority, 5.0%, 10/1/50	8,088,087
8,000,000	New York State Dormitory Authority, Series A, 4.0%, 7/1/41	9,534,331
2,500,000	New York State Dormitory Authority, Series A, 5.0%, 3/15/41	3,170,875
7,500,000	New York State Dormitory Authority, Series C, 5.0%, 3/15/39	8,503,317
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.0%, 10/1/45	2,392,343
3,000,000	New York State Urban Development Corp., 3.0%, 3/15/49	3,158,012
1,000,000	Troy Capital Resource Corp., 4.0%, 9/1/40	1,137,028
2,312,177	Westchester County Healthcare Corp., Series A, 5.0%, 11/1/44	2,482,053
	Total New York	$52,570,454
	North Carolina - 2.1%
4,225,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/38 (144A)	$6,418,367
	Total North Carolina	$6,418,367
Principal Amount USD ($)		Value
	North Dakota - 0.9%
2,525,000(d)	County of Burleigh, St. Alexius Medical Center, 5.0%, 7/1/38	$2,686,989
	Total North Dakota	$2,686,989
	Ohio - 2.0%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 4.0%, 6/1/48	$1,161,250
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.0%, 6/1/55	1,166,250
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,021,926
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.0%, 6/15/29	2,662,446
	Total Ohio	$6,011,872
	Oregon - 2.2%
1,000,000	Oregon Health & Science University, Series A, 5.0%, 7/1/42	$1,224,079
5,190,000(d)	Oregon Health & Science University, Series E, 5.0%, 7/1/32	5,526,328
	Total Oregon	$6,750,407
	Pennsylvania - 3.2%
3,000,000	Geisinger Authority, Geisinger Health System, series A-1, 5.0%, 2/15/45	$3,539,910
1,500,000	Pennsylvania Turnpike Commission, 5.25%, 12/1/44	1,934,576
1,000,000	Philadelphia Authority for Industrial Development, 5.0%, 11/15/50	1,022,657
500,000	Philadelphia Authority for Industrial Development, 5.5%, 6/1/49 (144A)	517,493
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	494,667
2,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.2%, 12/1/43	2,160,549
	Total Pennsylvania	$9,669,852
	Puerto Rico - 1.5%
6,255,000(b)(g)	Commonwealth of Puerto Rico, 8.0%, 7/1/35	$4,581,788
	Total Puerto Rico	$4,581,788
	Rhode Island - 2.8%
5,900,000(g)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$1,062,000
2,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/37	2,339,924
1,000,000	Rhode Island Turnpike & Bridge Authority, 4.0%, 10/1/44	1,178,813
2,500,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 9/1/47 (144A)	3,856,700
	Total Rhode Island	$8,437,437
	South Carolina - 1.1%
2,850,000	City of Charleston SC Waterworks & Sewer System Revenue, 4.0%, 1/1/49	$3,372,184
	Total South Carolina	$3,372,184
	Texas - 6.7%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 536,662
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.0%, 3/1/34	1,083,180
1,250,000	City of Houston TX Combined Utility System Revenue, 4.0%, 11/15/35	1,547,916
1,490,000(b)	County of Harris, Series A, 5.0%, 10/1/26	1,801,769
5,000,000(b)(d)	Goose Creek Consolidated Independent School District, Series C, 4.0%, 2/15/26 (PSF-GTD Insured)	5,551,153
3,785,000	North Texas Tollway Authority, Series A, 5.0%, 1/1/35	4,369,395
1,500,000(d)	Red River Health Facilities Development Corp., MRC Crestview, Series A, 8.0%, 11/15/41	1,592,175
3,960,000(g)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.0%, 7/1/38	975,150
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	474,177
2,000,000	Texas Water Development Board, 4.0%, 10/15/44	2,424,632
	Total Texas	$20,356,209
	Utah - 0.4%
1,000,000	Salt Lake City Corp., Airport Revenue, Series B, 5.0%, 7/1/35	$1,216,239
	Total Utah	$1,216,239
	Virginia - 11.0%
5,000,000(b)	City of Alexandria VA, 3.0%, 7/15/46 (ST AID WITHHLDG Insured)	$5,523,945
1,000,000	City of Richmond VA Public Utility Revenue, 3.0%, 1/15/45	1,110,198
2,200,000(b)	County of Arlington, 4.0%, 8/15/35	2,562,506
1,415,000(b)	County of Fairfax, Series A, 4.0%, 10/1/33 (ST AID WITHHLDG Insured)	1,689,602
5,000,000	University of Virginia, Series A, 5.0%, 4/1/42	6,192,573
4,000,000(d)	Upper Occoquan Sewage Authority, 4.0%, 7/1/41	4,659,749
5,000,000	Virginia College Building Authority, Series A, 3.0%, 2/1/36	5,658,666
4,000,000	Virginia Commonwealth Transportation Board, Capital Projects, 3.0%, 5/15/37	4,475,746
1,000,000	Virginia Public Building Authority, 4.0%, 8/1/39	1,223,791
	Total Virginia	$33,096,776
	Washington - 10.2%
3,745,000	City of Seattle, Water System Revenue, 4.0%, 8/1/32	$4,343,210
2,500,000(b)	King County, Issaquah School District No. 411, 4.0%, 12/1/31 (SCH BD GTY Insured)	2,885,397
14,315,000(b)(c)	State of Washington, Motor Vehicle Sales Tax, Series C, 6/1/22 (NATL Insured)	14,220,064
3,285,000(e)	Tender Option Bond Trust Receipts/Certificates, RIB, 0.0%, 1/1/45 (144A)	5,110,179
2,500,000	University of Washington, Series B, 5.0%, 6/1/29	2,978,968
1,150,000	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,191,448
	Total Washington	$30,729,266
	Wisconsin - 5.7%
1,500,000	Public Finance Authority, Gardner Webb University, 5.0%, 7/1/31 (144A)	$1,623,082
5,000,000	Public Finance Authority, Glenridge Palmer Ranch, Series A, 8.25%, 6/1/46 (144A)	5,182,553
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	782,748
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.3%, 6/1/47	1,013,338
1,465,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,629,758
5,000,000	Wisconsin Department of Transportation, Series A, 5.0%, 7/1/28	5,753,292
Principal Amount USD ($)		Value
	Wisconsin – (continued)
1,220,000	Wisconsin Housing & Economic Development Authority, 2.95%, 3/1/42 (FNMA COLL Insured)	$1,283,460
	Total Wisconsin	$17,268,231
	TOTAL MUNICIPAL BONDS
	(Cost $383,910,400)	$411,808,469
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 136.5%
	(Cost $384,903,142)	$412,836,841
	OTHER ASSETS AND LIABILITIES - (36.5)%	$(110,373,937)
	NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%	$302,462,904

AMBAC	Ambac Assurance Corp.
CNTY GTD	County Guaranteed.
FNMA COLL	Federal National Mortgage Association Collateral.
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
RIB
Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at January 31, 2021.

SCH BD GTY	School Board Guaranteed.
ST AID WITHHLDG	State Aid Withholding.
ST APPROP	State Appropriations.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2021, the value of these securities amounted to $33,971,150, or 11.2% of net assets applicable to common shareowners.

†	Amount rounds to less than 0.1%.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)
Prerefunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2021.
(f)	Escrow to maturity.
(g)	Security is in default.

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of January 31, 2021, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligation	$–	$1,028,372	$–	$1,028,372
Municipal Bonds	–	411,808,469	–	411,808,469
Total Investments in Securities	$–	$412,836,841	$–	$412,836,841
Other Financial Instruments
Variable Rate MuniFund Term Preferred Shares(a)	$–	$(125,000,000)	$–	$(125,000,000)
Total Other
Financial Instruments	$–	$(125,000,000)	$–	$(125,000,000)

(a) The Trust may hold liabilities in which the fair value approximates the carrying amount for financial statements purposes.

During the three months ended January 31, 2021, there were no transfers in or out of Level 3.